Costs and expenses by nature	12 Months Ended
Dec. 31, 2021
Costs and expenses by nature
Costs and expenses by nature

24.        Costs and expenses by nature

	2021	2020	2019
Payroll (i)	220,372	207,511	212,683
Sales and marketing	93,026	67,532	54,212
Depreciation and amortization (ii)	54,479	51,475	62,445
Material	16,488	13,023	17,911
Consulting and advisory services	25,729	14,732	11,927
Maintenance	12,774	8,909	6,420
Utilities, cleaning and security	6,472	6,269	7,085
Impairment losses (iii)	-	-	51,022
Other expenses	12,418	12,457	14,135
Total	441,758	381,908	437,840

Costs of services	240,924	221,452	211,547
General and administrative expenses	89,344	73,852	125,344
Selling expenses	111,490	86,604	100,949
Total	441,758	381,908	437,840
(i)	Payroll expenses include for the year ended December 31, 2021 R$ 205,644 (2020 - R$ 195,688, 2019 — R$ 186,311) related to salaries, bonuses, short-term benefits, related social charges and other employee related expenses, and R$ 14,728 (2020 R$ 11,823, 2019 R$ 26,372) related to share-based compensation.

(ii) Depreciation and amortization	2021	2020	2019
Costs of services	43,905	36,757	24,857
General and administrative expenses	10,570	11,463	12,721
Selling expenses	4	3,255	24,867
Total	54,479	51,475	62,445
(iii)

The impairment losses occurred in 2019 due to the excess of the undergraduate presential segment's carrying amount over its respective recoverable amount, firstly allocated to segment's goodwill and the remainder proportionally allocated to other intangible assets. From the total impairment losses occurred in the year of 2019, R$ 186 relates to Cost of services, R$ 43,200 relates to General and administrative expenses and R$ 7,636 relates to Selling expenses.